CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 563,932	$ 435,713	$ 370,812
Cost of revenues	325,656	262,134	210,909
Gross profit	238,276	173,579	159,903
Operating expenses:
Selling and marketing expenses	96,594	74,304	64,763
General and administrative expenses (including share-based compensation expenses of $1,949, $1,941 and $34,822 in 2016, 2017 and 2018, respectively)	126,255	82,783	65,422
Research and development expenses	3,055	3,194	3,716
Total operating expenses	225,904	160,281	133,901
Income from operations	12,372	13,298	26,002
Interest expense	(20,191)	(13,880)	(4,603)
Interest income	382	939	785
Other income			1,874
Income/(loss)before provision for income taxes and gain/(loss) from equity method investments	(7,437)	357	24,058
Income tax expenses	6,791	3,354	5,838
Income/(loss) before loss from equity method investments	(14,228)	(2,997)	18,220
Loss from equity method investments	(2,448)	(9,547)	(1,732)
Net income/(loss)	(16,676)	(12,544)	16,488
Less: Net income/(loss) attributable to non-controlling interest	633	(1,293)	(1,837)
Net income/(loss) attributable to iKang Healthcare Group, Inc.	(17,309)	(11,251)	18,325
Net income/(loss) attributable to common shareholders of iKang Healthcare Group, Inc.	$ (17,309)	$ (11,251)	$ 18,325
Net income/(loss) per share attributable to common shareholders of iKang Healthcare Group, Inc.
Basic (in dollars per share)	$ (0.50)	$ (0.33)	$ 0.55
Diluted (in dollars per share)	$ (0.50)	$ (0.33)	$ 0.54
Weighted average shares used in calculating net (loss) income per common share
Basic (in shares)	34,295,160	34,060,579	33,583,005
Diluted (in shares)	34,295,160	34,060,579	34,235,542